Condensed Consolidated Statement of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 27, 2019
Balance (in Shares) at Feb. 27, 2019
Net Loss			(249)	$ (249)
Balance at Dec. 31, 2019			(249)	(249)
Balance (in Shares) at Dec. 31, 2019
Issuance of shares of common stock for cash	$ 325	19,675		20,000
Issuance of shares of common stock for cash (in Shares)	3,247,840
Net Loss			(13,470)	(13,470)
Balance at Dec. 31, 2020	$ 325	19,675	(13,719)	6,281
Balance (in Shares) at Dec. 31, 2020	3,247,840
Recapitalization	$ 250	(53,174)		(52,924)
Recapitalization (in Shares)	2,500,000
Issuance of shares of common stock for Cash (net of $1,059,505 in offering costs)	$ 389	6,710,106		6,710,495
Issuance of shares of common stock for Cash (net of $1,059,505 in offering costs) (in Shares)	3,885,000
Shares Issued to Placement Agent	$ 5	99,995		100,000
Shares Issued to Placement Agent (in Shares)	50,000
Shares Issued Upon Conversion of SAFE Notes	$ 13	258,295		258,308
Shares Issued Upon Conversion of SAFE Notes (in Shares)	129,154
Shares Issued to Advisors	$ 72	1,380,535		1,380,607
Shares Issued to Advisors (in Shares)	723,008
Net Loss			(217,203)	(217,203)
Balance at Jun. 30, 2021	$ 1,054	$ 8,415,432	$ (230,922)	$ 8,185,564
Balance (in Shares) at Jun. 30, 2021	10,535,002